Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Long-term debt and its respective weighted-average interest rates

Long-term debt and its respective weighted-average interest rates at December 31, 2011 consisted of the following:

(In millions)	2011	2010

Medium-term notes:
Series 1995 at 7.5% — due 2015 through 2025	$50.0	$50.0
Long-term notes:
Senior notes due 2013 at 4.9%	250.0	250.0
Senior notes due 2017 at 6.6%	249.2	249.2
Senior notes due 2020 at 5.4%	249.8	249.8
Senior notes due 2033 at 6.0%	150.0	150.0
Other long-term borrowings	6.8	8.4
Less amount classified as current	(1.6)	(1.2)
Total long-term debt	$954.2	$956.2

Schedule of Maturities of Long-term Debt

Maturities of long-term debt for each of the next five fiscal years and thereafter are expected to be as follows:

Year	(In millions)

2012 (classified as current)	$1.6
2013	251.9
2014	1.6
2015	5.8
2016	.1
2017 and thereafter	694.8